[VANGUARD SHIP LOGO/R/]



Vanguard/(R)/ Funds Prospectus Supplement



Modification to Vanguard's Redemption Fee Policy





Effective immediately, redemption fees will not apply to:

Redemptions of shares to remove excess shareholder contributions to an IRA.



















(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PSRFP 022008



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                                                         [VANGUARD SHIP LOGO/R/]







Vanguard/(R)/ Funds





Supplement to the Statement of Additional Information


Modification to Vanguard's Redemption Fee Policy
Effective immediately, redemption fees will not apply to:

Redemptions of shares to remove excess shareholder contributions to an IRA.






























(C)2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       SAIRFP 022008

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